Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39974
Entity Registrant Name	WEST FRASER TIMBER CO. LTD.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1630330
Entity Address, Address Line One	501 – 858 Beatty Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 1C1
City Area Code	604
Local Phone Number	895-2700
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001402388
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Amendment Description
Business Contact
Document Information [Line Items]
Contact Personnel Name	West Fraser, Inc.
Entity Address, Address Line One	1900 Exeter Road
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Germantown
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38138
City Area Code	901
Local Phone Number	620-4200